Related Party Transactions	12 Months Ended
Dec. 31, 2021
Disclosure of Related Party Transactions [Abstract]
Related party transactions
17.	Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control. Related parties include key management personnel and may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related party transactions are recorded at the exchange amount, being the amount agreed to between the related parties.

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly. Key management personnel include the Company’s executive officers and members of the Board of Directors.

Remuneration of key management personnel of the Company was as follows:

	Year Ended December 31,
	2021	2020
Professional fees (1)	$91,249	$40,491
Salaries	144,231	-
Share based compensation(2)	6,016,173	1,047,943
	$6,251,653	$1,088,434

(1)	In September 2019, Ms. Cindy Davis was appointed Chief Financial Officer of the Company. Ms. Davis is also a senior employee of Marrelli Support Services Inc. (“Marrelli Support”). Marrelli Support also provides accounting services to the Company. On April 29, 2021, Mr. Paul Ciullo was appointed as the Chief Financial Officer replacing Ms. Davis.

(2)	Represents the share based compensation for officer and directors. See notes 6 and 11 for additional related party transactions.